Non-life and Life and Health Reserves - Asbestos, and environmental claims (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Net non-life reserves related to asbestos and environmental claims	$ 42	$ 44
Gross non-life reserves related to asbestos and environmental claims	$ 49	$ 52